FINANCIAL RISK MANAGEMENT - Financial Assets Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	S/ 6,374,961	S/ 8,538,612
Net of financial assets presented in the consolidated statements of financial position	6,374,961	8,538,612
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(1,214,031)	(3,483,068)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(1,374,056)	(3,037,898)
Net amount	3,786,874	2,017,646
Payables on derivatives
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	1,214,497	1,092,107
Net of financial assets presented in the consolidated statements of financial position	1,214,497	1,092,107
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(85,156)	(122,557)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(33,784)	(144,175)
Net amount	1,095,557	825,375
Available-for-sale and held-to-maturity investments pledged as collateral [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets		3,157,981
Net of financial assets presented in the consolidated statements of financial position		3,157,981
Related amounts not offset in the consolidated statement of financial position Financial Instruments		(3,208,973)
Related amounts not offset in the consolidated statement of financial position Cash collateral received		0
Net amount		(50,992)
Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	2,394,302	4,288,524
Net of financial assets presented in the consolidated statements of financial position	2,394,302	4,288,524
Related amounts not offset in the consolidated statement of financial position Financial Instruments		(151,538)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(1,340,272)	(2,893,723)
Net amount	1,054,030	S/ 1,243,263
Investments At Fair Value Through Other Comprehensive Income And Amortized Cost Pledged As Collateral [Member]
Disclosure of financial risks management [Line Items]
Gross amounts recognized financial assets	2,766,162
Net of financial assets presented in the consolidated statements of financial position	2,766,162
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(1,128,875)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	0
Net amount	S/ 1,637,287